Total
Vaughan Nelson Small Cap Value Fund
Vaughan Nelson Small Cap Value Fund
Investment Goal
The Fund seeks capital appreciation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table.
You may qualify for sales charge discounts if you and
your family invest, or agree to invest in the future, at least $50,000 in the Natixis Funds Complex.
More information about these and other discounts is
available from your financial professional and in the section “How Sales Charges Are Calculated” on page
84 of the Prospectus
, in Appendix A to the
Prospectus and on page
128 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Vaughan Nelson Small Cap Value Fund - USD ($)	Class A		Class C	Class N	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	[1]	1.00%	none	none	none
Redemption fees	none		none	none	none	none
[1]	A 1.00% contingent deferred sales charge (“CDSC”) may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Vaughan Nelson Small Cap Value Fund		Class A	Class C	Class N	Class T		Class Y
Management fees		0.90%	0.90%	0.90%	0.90%		0.90%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none	0.25%		none
Other expenses	[1]	0.38%	0.38%	5.64%	0.38%	[2]	0.38%
Total annual fund operating expenses		1.53%	2.28%	6.54%	1.53%		1.28%
Fee waiver and/or expense reimbursement	[3],[4]	0.23%	0.23%	5.54%	0.23%		0.23%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.30%	2.05%	1.00%	1.30%		1.05%
[1]	Other expenses include acquired fund fees and expenses of less than 0.01%.
[2]	Other expenses for Class T shares are estimated for the current fiscal year.
[3]	Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.
[4]	The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.30%, 2.05%, 1.00%, 1.30% and 1.05% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same
, except that the example is
based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
Expense Example - Vaughan Nelson Small Cap Value Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	700	1,009	1,341	2,275
Class C	308	690	1,199	2,409
Class N	102	1,441	2,740	5,815
Class T	379	699	1,042	2,009
Class Y	107	383	680	1,525

If shares are not redeemed:
Expense Example, No Redemption	1 year	3 years	5 years	10 years
Vaughan Nelson Small Cap Value Fund | Class C | USD ($)	208	690	1,199	2,409

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
During its most recently ended fiscal year end, the Fund’s portfolio turnover rate was
105% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities, including common stocks and preferred stocks, of “small-capitalization companies.” Equity securities may take the form of stock in corporations, limited partnership interests, interests in limited liability companies, real estate investment trusts (“REITs”) or other trusts and other similar securities representing direct or indirect ownership interests in business organizations. Currently, the Fund defines a small-capitalization company to be one whose market capitalization, at the time of purchase, either falls within the capitalization range of the Russell 2000
®
Value Index or is $3.5 billion or less. While the market capitalization range for the Russell 2000
®
Value Index fluctuates, at December 31, 2020, it was $43 million to $13.4 billion. The Fund may, however, invest in companies with large-
capitalizations. When opportunities present themselves, the Fund may establish short positions in specific equity securities or indices. The Fund may establish short positions in specific equity securities or indices where the subadviser believes the intrinsic value is materially below the current market value, including where a company is competitively disadvantaged or has deteriorating end markets, or in times of economic or cyclical slowdowns and recessions, or rising corporate interest rates.
Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) invests in small-capitalization companies with a focus on those companies meeting
Vaughan Nelson’s return expectations. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund’s portfolio. Vaughan
Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:

•	Companies earning a positive return on capital with stable-to-improving returns.

•	Companies valued at a discount to their asset value.

•	Companies with an attractive and sustainable dividend level.

In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:

•
Value-driven investment philosophy that selects stocks selling at a relatively low value based on discounted cash flow models. Vaughan Nelson selects companies that it believes are out of favor or misunderstood.

•
Vaughan Nelson starts with an investment universe of 5,000 securities. Vaughan Nelson then uses value-driven screens to create a research universe of companies with market capitalizations of at least $100 million.

•
Vaughan Nelson uses fundamental analysis to construct a portfolio of 60 to 80 securities that, in the opinion of Vaughan Nelson, is made up of quality companies with the potential to provide significant increases in share price over a three year period.

•
Vaughan Nelson will generally sell a security when it reaches Vaughan Nelson’s price target or when the issuer shows a change in financial condition, competitive pressures, poor management decisions or internal or external forces reducing future expected returns from those expected at the time of investment.

The Fund may also:

•	Invest in convertible preferred stock and convertible debt securities.

•	Invest in foreign securities, including emerging market securities.

•	Invest in REITs.

•	Invest in securities offered in initial public offerings (“IPOs”).

Principal Investment Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the
Fund.
Equity Securities Risk:
The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole.
Securities issued in IPOs tend to involve
greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.
Equity securities may take the form of stock
in corporations, limited partnership interests, interests in limited liability companies, REITs or other trusts and other similar securities representing direct or indirect ownership interests in business organizations.
Small-Capitalization Companies Risk:
Small-capitalization companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of larger companies. Stocks of small-capitalization companies may therefore be more vulnerable to adverse developments than those of larger companies.
Market/Issuer Risk:
The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.
Management Risk:
A strategy used by the Fund’s
portfolio managers may fail to produce the intended result.

Liquidity Risk:
Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Liquidity issues may also make it difficult to value the Fund’s investments.
Convertible Securities Risk:
 Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to many of the same risks as investing in common stock. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Cybersecurity and Technology Risk:
The Fund, its service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.
Emerging Markets Risk:
In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by other countries (such as the
United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.
Foreign Securities Risk:
Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.
The
Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
REITs Risk:

Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The
Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.
Short Sale Risk:
 Short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. If the Fund is unable to borrow securities in connection with a short sale at an advantageous time or price, the Fund may be limited in its ability to pursue its short sale strategy or may incur losses. The use of short sales also exposes the Fund to leverage risk.

Risk/Return Bar Chart and Table
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-
year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and life-of-class periods (as applicable) compare to those of a broad measure of market performance.
Class C shares will automatically convert to Class A shares after eight years.
The Fund’s past performance (before
and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available online at im.natixis.com and/or by calling the Fund toll-free at 800-225-5478.
The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Total Returns for Class Y Shares

Highest Quarterly Return: Fourth Quarter 2020, 28.00% Lowest Quarterly Return: First Quarter 2020, -29.83%
Average Annual Total Returns (for the periods ended December 31, 2020)
Average Annual Total Returns - Vaughan Nelson Small Cap Value Fund	Past 1 Year	Past 5 Years	Past 10 Years	Life of Class N	Inception Date
Class A	2.66%	6.85%	8.79%
Class C	7.08%	7.29%	8.77%
Class N	9.27%			6.33%	May 01, 2017
Class T	6.16%	7.58%	9.16%
Class Y	9.23%	8.40%	9.71%
Class Y | Return After Taxes on Distributions	8.97%	6.14%	6.81%
Class Y | Return After Taxes on Distributions and Sale of Fund Shares	5.56%	6.16%	7.17%
Russell 2000® Value Index	4.63%	9.65%	8.66%	4.96%	May 01, 2017

The Fund did not have Class T shares outstanding during the periods shown above. The returns of Class T shares would have been substantially similar to the returns of the Fund’s other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as
Class T shares, restated to reflect the different sales load applicable to Class T shares.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
The after-tax returns are shown for only one class of the Fund.
After-tax returns for the other classes of the Fund will vary.
Index performance reflects no deduction for fees, expenses or taxes.